Earnings (Loss) Per Share (Schedule of Computation of Numerator and Denominator in Earnings Per Share) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income (loss) from continuing operations	$ (3,369,328)	$ (3,316,286)	$ (1,338,521)	$ (1,187,553)	$ (3,267,680)	$ (2,501,752)	$ (1,795,661)	$ (3,255,903)	$ (9,211,688)	$ (10,820,996)	$ (12,847,840)
Discontinued operations net of tax	2,396,981	1,349,351	771,709	1,147,136	1,030,568	837,731	1,050,211	863,714	5,665,177	3,782,224	4,798,025
Net income (loss)									(3,546,511)	(7,038,772)	(8,049,815)
Net loss at subsidiary allocated to noncontrolling interests									8,752	75,704	71,182
Net income (loss) attributable to common shareholders	$ (960,706)	$ (1,953,668)	$ (549,507)	$ (73,878)	$ (2,220,097)	$ (1,643,044)	$ (720,688)	$ (2,379,239)	$ (3,537,759)	$ (6,963,068)	$ (7,978,633)
Denominator:
Weighted-average shares outstanding – basic (in shares)									15,396,098	15,614,052	15,911,577
Dilutive effect of restricted stock and stock options (in shares)									0	0	0
Weighted-average shares outstanding – diluted (in shares)									15,396,098	15,614,052	15,911,577